UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INCOME FUND

FORM N-Q

OCTOBER 31, 2018

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 42.8%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	660,000	$667,425	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	740,000	729,928
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,315,000	1,244,319	(a)
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	380,000	349,204
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,500,000	1,222,500	(a)

Total Diversified Telecommunication Services				4,213,376

Entertainment - 0.2%
Netflix Inc., Senior Notes	6.375%	5/15/29	820,000	826,232	(a)

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	810,000	775,575	(a)

Media - 4.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,900,000	2,786,726	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	950,000	888,250	(a)
American Media Inc.	5.500%	9/1/21	700,000	699,125	(a)
CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	2/15/23	570,000	568,575
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000	412,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	630,000	594,563	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	900,000	840,937	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	4.200%	3/15/28	400,000	375,356
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	5.375%	4/1/38	270,000	248,543

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	60,000		$60,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000		186,366
Comcast Corp., Senior Notes	4.700%	10/15/48	1,460,000		1,423,348
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,230,000		2,004,212
Meredith Corp., Senior Notes	6.875%	2/1/26	440,000		441,100	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000		535,963	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,380,000		1,337,772	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,330,000		1,256,185	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	610,000		565,775	(a)
Urban One Inc., Senior Secured Notes	7.375%	4/15/22	910,000		896,350	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	792,000	GBP	1,035,183	(b)
Vue International Bidco PLC, Senior Secured Notes	7.875%	7/15/20	760,000	GBP	975,075	(b)

Total Media					18,131,867

Wireless Telecommunication Services - 1.5%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	810,000		850,500	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	920,000		1,007,400
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	570,000		671,175
Sprint Corp., Senior Notes	7.250%	9/15/21	10,000		10,475
Sprint Corp., Senior Notes	7.875%	9/15/23	755,000		807,850
Sprint Corp., Senior Notes	7.125%	6/15/24	420,000		430,500
Sprint Corp., Senior Notes	7.625%	3/1/26	310,000		323,175
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000		620,587
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,030,000		994,293
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	260,000		246,371

Total Wireless Telecommunication Services					5,962,326

TOTAL COMMUNICATION SERVICES					29,909,376

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.5%
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	650,000		$586,625	(a)(c)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,100,000		1,138,500	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	150,000		145,297	(a)

Total Auto Components					1,870,422

Automobiles - 0.2%
Jaguar Land Rover Automotive PLC, Senior Notes	4.500%	10/1/27	980,000		782,775	(a)

Diversified Consumer Services - 0.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	730,000		735,475	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,238,427	(b)
Prime Security Services Borrower LLC /Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,060,000		1,122,752	(a)

Total Diversified Consumer Services					3,096,654

Hotels, Restaurants & Leisure - 2.5%
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,564,415	(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	90,000		92,025	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	240,000		233,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,450,000		1,390,187
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	650,000		709,313	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	525,000		525,656	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	800,000		785,534	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,710,000		1,793,362
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000		643,011	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	150,000		$148,500
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,460,000		1,387,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	760,000		718,200	(a)

Total Hotels, Restaurants & Leisure					9,990,603

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	670,000		628,963

Specialty Retail - 0.6%
Hertz Corp., Senior Notes	5.875%	10/15/20	420,000		413,175
L Brands, Inc., Senior Notes	5.250%	2/1/28	1,160,000		990,698
L Brands, Inc., Senior Notes	6.875%	11/1/35	170,000		145,350
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	158,852
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	210,000		196,077
Tendam Brands SAU (3 mo. Euribor + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	468,796	(a)(d)

Total Specialty Retail					2,372,948

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,890,000		1,800,225	(a)

TOTAL CONSUMER DISCRETIONARY					20,542,590

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		704,596	(b)

Food Products - 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	380,000		373,624	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	530,000		513,437	(a)

Total Food Products					887,061

TOTAL CONSUMER STAPLES					1,591,657

ENERGY - 8.6%
Energy Equipment & Services - 0.1%
Ensco PLC, Senior Notes	7.750%	2/1/26	200,000		187,250

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 8.5%
Berry Petroleum Co. Escrow	—	—	220,000	$0	*(e)(f)(g)
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	490,000	488,138	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	610,000	622,200	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	832,300
Chesapeake Energy Corp., Senior Notes	8.000%	12/15/22	220,000	230,340	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	320,000	324,800
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	550,000	547,938
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,300,000	1,283,750	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	520,000	543,400	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	910,000	887,250
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	160,000	156,000	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	620,000	618,450
Eclipse Resources Corp., Senior Notes	8.875%	7/15/23	350,000	350,000
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	160,000	165,200	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	260,000	269,750	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	770,000	589,050	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	270,000	182,925	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	430,000	252,625
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	650,000	612,625	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	530,000	450,500	(a)
Gazprom OAO Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,140,000	1,090,964	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000	473,750

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy
Finance Corp., Senior Notes	5.625%	6/15/24	300,000	$273,000
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,334,485	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	199,060	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,450,000	1,372,616	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,050,000	2,019,250	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	660,000	775,500	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	2,530,000	2,419,312
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	580,000	536,703
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000	1,388,400
Range Resources Corp., Senior Notes	5.000%	3/15/23	640,000	620,800
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	790,000	908,500	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	360,000	393,300	(a)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,200,000	168	*(h)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	800,000	805,000	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.250%	5/1/23	690,000	691,725
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000	1,583,417	(a)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,740,000	4,913,088
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000	756,263
WPX Energy Inc., Senior Notes	5.750%	6/1/26	150,000	150,000
YPF SA, Senior Notes	8.500%	3/23/21	2,050,000	2,077,162	(b)

Total Oil, Gas & Consumable Fuels				34,189,704

TOTAL ENERGY				34,376,954

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.2%
Banks - 5.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	240,000		$238,776	(a)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (7.000% to 2/19/19 then EUR 5 year Swap Rate + 6.155%)	7.000%	2/19/19	1,200,000	EUR	1,374,063	(b)(d)(i)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		196,502	(a)(d)(i)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		197,452	(a)(d)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		363,588
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year Swap Rate + 4.842%)	7.750%	9/15/23	470,000		470,094	(d)(i)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	660,000		641,705	(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	553,000		530,824
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	400,000		373,839
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	710,000		763,315	(a)(d)(i)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	440,000		457,600	(a)(d)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	490,000		476,525	(d)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	400,000		388,600	(d)(i)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		$460,600	(d)(i)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	430,000		426,026	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	510,000		496,771
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	950,000		981,873	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,300,000		2,912,756	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,250,000		1,111,320	(a)
Itau CorpBanca, Senior Notes	3.875%	9/22/19	1,210,000		1,212,599	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	230,000		232,588	(d)(i)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,340,000		1,298,814
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,240,000		1,232,200	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	270,000		284,513	(d)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		154,300
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	460,000		453,892
Santander UK Group Holdings PLC, Junior Subordinated Bonds, (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,051,742	(b)(d)(i)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	1,080,000		1,039,743	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	690,000		690,934	(a)

Total Banks					20,513,554

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	290,000		$287,462	(a)(d)(i)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year Swap Rate + 4.598%)	7.500%	12/11/23	270,000		281,859	(a)(d)(i)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year Swap Rate + 4.600%)	7.500%	7/17/23	610,000		622,200	(a)(d)(i)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	370,000		345,996
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	150,000		147,193
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	80,000		80,742	(a)

Total Capital Markets					1,765,452

Diversified Financial Services - 1.0%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	560,000		422,800	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	463,000		452,583	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	710,000		694,025	(a)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	680,000		629,000	(a)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	570,000	GBP	731,624	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000		549,930	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	422,000		424,110	(a)

Total Diversified Financial Services					3,904,072

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128		19,214	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.396%	2/12/23	64,343		65,308	(a)(d)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	570,000	GBP	728,414	(b)

Total Insurance					812,936

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,400,000		$1,356,250	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	560,000		500,500	(a)

Total Thrifts & Mortgage Finance					1,856,750

TOTAL FINANCIALS					28,852,764

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Senior Notes	11.125%	2/15/22	930,000		959,063	(a)

Health Care Providers & Services - 2.6%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,979,000		2,073,002	(d)(f)(j)
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,200,000		1,137,000
Centene Corp., Senior Notes	6.125%	2/15/24	80,000		83,800
Centene Corp., Senior Notes	5.375%	6/1/26	820,000		834,350	(a)
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,670,000		1,611,883
HCA Inc., Senior Notes	5.375%	2/1/25	650,000		655,687
HCA Inc., Senior Notes	5.625%	9/1/28	1,220,000		1,210,850
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,730,000		1,706,645
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	580,000		615,525	(a)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	270,000		282,319	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	240,000		250,800

Total Health Care Providers & Services					10,461,861

Pharmaceuticals - 0.8%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	30,000		28,338
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	24,000		22,573
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	310,000		285,882	(a)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	990,000		1,040,738	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	430,000		438,600	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	648,059	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	620,000		547,948

Total Pharmaceuticals					3,012,138

TOTAL HEALTH CARE					14,433,062

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000	$285,288	(a)
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	707,000	715,837	(a)
United Technologies Corp., Senior Notes	4.125%	11/16/28	610,000	600,356

Total Aerospace & Defense				1,601,481

Air Freight & Logistics - 0.7%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,590,000	2,603,908

Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.375%	11/15/24	1,130,000	1,089,038	(a)
Standard Industries Inc., Senior Notes	6.000%	10/15/25	200,000	197,500	(a)

Total Building Products				1,286,538

Commercial Services & Supplies - 0.4%
United Rentals North America Inc., Secured Notes	4.625%	7/15/23	90,000	89,550
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	510,000	473,663
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	250,000	253,373
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000	804,070

Total Commercial Services & Supplies				1,620,656

Construction & Engineering - 0.1%
CalAtlantic Group Inc.	5.250%	6/1/26	250,000	250,938

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.875%	1/10/39	1,130,000	1,299,634

Machinery - 0.7%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes	9.250%	3/15/24	1,910,000	1,995,950	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	560,000	564,200	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	330,000	341,962

Total Machinery				2,902,112

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	1,440,000		$1,215,000	(a)

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.500%	9/10/48	850,000		826,773

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	630,000		580,986	(a)

Transportation Infrastructure - 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,390,000		1,318,484	(a)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,530,000		1,377,000	(a)

Total Transportation Infrastructure					2,695,484

TOTAL INDUSTRIALS					16,883,510

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	400,000		358,068	(a)

IT Services - 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	620,000		643,327	(a)

Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000		427,313	(a)

TOTAL INFORMATION TECHNOLOGY					1,428,708

MATERIALS - 4.0%
Chemicals - 0.4%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000		1,348,862	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	367,000	EUR	340,760	(b)

Total Chemicals					1,689,622

Containers & Packaging - 0.8%
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,260,000		1,316,700
Suzano Austria GmbH	5.750%	7/14/26	560,000		572,040	(b)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000		1,397,400	(a)

Total Containers & Packaging					3,286,140

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.8%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,590,000	$1,590,000	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	400,000	364,853	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	1,070,000	1,048,145	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	360,000	333,900	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	350,000	307,562	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	330,000	295,763	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	550,000	484,000
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,770,000	1,508,925
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	1,200,000	1,149,288	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	240,000	240,000	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	370,000	373,700	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	372,916	4,210	*(a)(h)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	480,000	484,488	(a)
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	80,000	71,400
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000	439,221
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000	934,995
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,470,000	1,436,036

Total Metals & Mining				11,066,486

TOTAL MATERIALS				16,042,248

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CTR Partnership LP/CareTrust
Capital Corp., Senior Notes	5.250%	6/1/25	400,000	391,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000	829,136
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	740,000	726,001	(a)

Total Equity Real Estate Investment Trusts (REITs)				1,946,137

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.5%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	610,000		$598,261	(b)
Swire Pacific MTN Financing LTD, Senior Notes	4.500%	10/9/23	1,230,000		1,255,788	(b)

Total Real Estate Management & Development					1,854,049

TOTAL REAL ESTATE					3,800,186

UTILITIES - 0.8%
Electric Utilities - 0.6%
Enel SpA, Junior Subordinated Bonds (7.750% to 9/10/20 then GBP 5 year Swap Rate + 5.662%)	7.750%	9/10/75	740,000	GBP	1,017,226	(b)(d)
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	1,440,000		1,299,385	(a)

Total Electric Utilities					2,316,611

Water Utilities - 0.2%
Anglian (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	810,000	GBP	1,063,866	(b)

TOTAL UTILITIES					3,380,477

TOTAL CORPORATE BONDS & NOTES (Cost - $176,810,001)					171,241,532

SOVEREIGN BONDS - 16.1%
Argentina - 2.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	57,950,000	ARS	1,832,425	(d)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	610,000		549,762
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	1,290,000		1,094,081
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	510,000		446,250
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	2,530,000		1,935,159
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	270,000		212,456

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	800,000		$785,760	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		2,463,175	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	350,000		314,129	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		393,255	(a)

Total Argentina					10,026,452

Australia - 0.5%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	2,000,818	(b)

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	25,161,000	BRL	6,998,219
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,105,000	BRL	1,374,761

Total Brazil					8,372,980

Canada - 0.4%
Canadian Government Bond, Bonds	1.750%	5/1/20	2,000,000	CAD	1,507,615

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	420,000		402,675	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,900,000		1,752,750	(a)

Total Ecuador					2,155,425

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	920,000		927,676	(b)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,300,000		1,244,708	(a)

Total Ghana					2,172,384

Honduras - 0.2%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	900,000		888,543	(b)

Indonesia - 3.8%
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	6,070,000		5,848,706	(b)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	308,091
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,137,000,000	IDR	3,265,779
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	5,530,056
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	1,597,000,000	IDR	100,742

Total Indonesia					15,053,374

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,010,000		$1,099,638

Kazakhstan - 0.3%
Kazakhstan Government International Bond	5.125%	7/21/25	1,190,000		1,257,538	(b)

Kuwait - 0.4%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,400,000		1,362,913	(a)

Mexico - 1.2%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,250,000		1,187,500
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	4,210,000		3,742,732

Total Mexico					4,930,232

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,290,000		1,312,664	(a)

Russia - 2.1%
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	609,161,000	RUB	8,452,171

Senegal - 0.6%
Senegal Government International Bond	6.250%	5/23/33	1,900,000		1,648,320	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	1,090,000		902,248	(a)

Total Senegal					2,550,568

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,430,000		1,326,848	(a)

TOTAL SOVEREIGN BONDS (Cost - $72,325,800)					64,470,163

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 14.8%
Banc of America Funding Corp., 2015-R3 1A2	2.727%	3/27/36	3,063,950	$2,250,468	(a)(d)
Banc of America Mortgage Trust, 2005-C 2A1	4.031%	4/25/35	45,679	43,531	(d)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.770%	8/10/45	1,163,114	867,549	(a)(d)
BCAP LLC Trust, 2011-RR2 1A4	4.356%	7/26/36	4,543,337	3,338,965	(a)(d)
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	7.780%	10/15/32	3,050,000	3,063,225	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.767%	5/15/37	1,700,000	1,640,367	(a)(d)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.881%	1/25/36	191,871	186,542	(d)
Countrywide Alternative Loan Trust, 2006-18CB, A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	19.474%	7/25/36	415,218	550,093	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.481%	6/15/38	49,559	27,505	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	217,651	158,781
Credit Suisse Mortgage Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	17.977%	2/25/36	475,171	553,911	(d)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.416%	6/27/46	247,020	246,069	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA, E	4.373%	9/15/37	400,000	363,371	(a)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. LIBOR + 7.620%)	9.900%	7/15/32	2,900,000	2,893,423	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,080,449	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.037%	3/25/25	1,115,923	1,540,639	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	5.531%	7/25/29	950,000	1,036,042	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.731%	10/25/29	930,000	$1,016,514	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, K720 X3, IO	1.330%	8/25/42	19,810,000	866,252	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	6.431%	2/25/30	2,050,000	2,197,471	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01, 1B1 (1 mo. USD LIBOR + 3.550%)	5.831%	7/25/30	1,070,000	1,076,930	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	4.281%	3/25/31	3,320,000	3,281,242	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	4.681%	4/25/31	1,000,000	1,000,000	(a)(d)(l)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04, 1M2 (1 mo. USD LIBOR + 4.250%)	6.531%	1/25/29	2,770,000	3,112,807	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.131%	10/25/29	950,000	1,082,336	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03, 1M2 (1 mo. USD LIBOR + 3.000%)	5.281%	10/25/29	940,000	1,006,231	(a)(d)
GE Business Loan Trust, 2006-2A D (1 mo. LIBOR + 0.75%)	3.030%	11/15/34	143,155	134,266	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1, AJ	5.677%	12/10/49	100,000	32,881	(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	557,666	517,202	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2011-127 IO	0.419%	3/16/47	2,210,828	$30,672	(d)
Government National Mortgage Association (GNMA), 2012-55 IO	0.485%	4/16/52	3,711,807	58,510	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	6.030%	9/15/31	1,240,000	1,243,799	(a)(d)
GS Mortgage Securities Trust, 2006-GG8, AJ	5.622%	11/10/39	182,171	157,284
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	919,395	957,223
Hilton USA Trust, 2016-SFP F	6.155%	11/5/35	1,060,000	1,069,798	(a)
IMPAC CMB Trust Series, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	2.921%	8/25/35	153,084	150,240	(d)
IMPAC Secured Assets Trust, 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.551%	11/25/36	1,314,248	969,755	(d)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. USD LIBOR + 0.170%)	2.451%	1/25/37	568,430	550,841	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	790,000	565,087
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	450,000	192,103	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,510,000	1,245,578	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.487%	6/15/35	2,750,000	2,751,639	(a)(d)
Lone Star Portfolio Trust, 2015-LSMZ, M (1 mo. USD LIBOR + 7.218%)	9.498%	9/15/20	906,531	905,283	(a)(d)
Lone Star Portfolio Trust, 2015-LSP, F (1 mo. USD LIBOR + 6.900%)	9.430%	9/15/28	1,621,123	1,636,148	(a)(d)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.799%	4/1/23	1,110,000	1,109,847	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	28,084	$28,352	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	153,528	118,523	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	30,163	23,285	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.094%	9/12/49	713,950	553,970	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	428,547	329,719
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	23,402	23,461
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	2.781%	4/25/35	1,221,479	942,918	(d)
Multifamily Trust, 2016-1, B	6.729%	4/25/46	1,745,577	1,893,832	(a)(d)
Nomura Resecuritization Trust, 2015-4R, 2A2 (1 mo. USD LIBOR + 0.306%)	2.356%	10/26/36	2,306,157	1,872,869	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4	2.800%	11/25/47	2,220,590	1,423,110	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.430%	11/15/27	1,450,000	1,332,201	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	2.491%	5/25/46	240,325	207,749	(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.893%	5/10/63	470,000	320,791	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.893%	5/10/63	830,000	410,901	(a)(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.946%	2/25/46	867,469	820,378	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1A1 (1 mo. USD LIBOR + 0.270%)	2.551%	12/25/45	85,499	$85,427	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	187,935	185,982	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $58,061,606)				59,332,337

SENIOR LOANS - 12.4%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%)	4.530%	2/22/24	880,000	881,650	(d)(m)(n)
UnityMedia Hessen GmbH & Co. KG, Senior Facility B (1 mo. LIBOR + 2.250%)	4.530%	9/30/25	520,000	519,959	(d)(m)(n)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.780%	1/15/26	1,088,574	1,089,158	(d)(m)(n)

Total Diversified Telecommunication Services				2,490,767

Media - 1.3%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.396%	11/15/18	1,080,000	1,063,800	(d)(f)(m)(n)
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	5.037%	11/18/24	1,028,230	1,024,695	(d)(m)(n)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.552%	3/24/25	875,600	876,329	(d)(m)(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. LIBOR + 2.750%)	5.052%	3/15/24	1,027,947	987,901	(d)(m)(n)
UPC Financing Partnership, Facility AR (1 mo. LIBOR + 2.500%)	4.780%	1/15/26	849,570	847,313	(d)(m)(n)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.780%	4/25/25	180,000	176,667	(d)(m)(n)

Total Media				4,976,705

TOTAL COMMUNICATION SERVICES				7,467,472

CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B	4.540-4.740%	4/6/24	1,026,836	1,026,835	(d)(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term Loan B1 (1 mo. LIBOR + 2.750%)	5.052%	5/2/22	1,019,150	$1,021,061	(d)(m)(n)

Hotels, Restaurants & Leisure - 1.9%
Alterra Mountain Company, Initial Term Loan (1 mo. LIBOR + 3.000%)	5.302%	7/31/24	1,032,200	1,035,265	(d)(m)(n)
ASHCO LLC, Initial Term Loan (1 mo. LIBOR + 5.000%)	7.302%	9/25/24	326,700	327,210	(d)(m)(n)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.250%)	4.467%	9/15/23	91,490	91,760	(d)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	5.052%	12/23/24	2,146,586	2,150,036	(d)(m)(n)
CEC Entertainment Inc., First Lien Term Loan B (1 mo. LIBOR + 3.250%)	5.552%	2/15/21	1,112,565	1,068,618	(d)(m)(n)
Golden Nugget Inc., Term Loan B	5.052-5.277%	10/4/23	1,015,251	1,018,661	(d)(m)(n)
IRB Holding Corp., Term Loan B (2 mo. LIBOR + 3.250%)	5.460%	2/5/25	1,058,680	1,059,058	(d)(m)(n)
Scientific Games International Inc., Term Loan B5	5.044-5.052%	8/14/24	703,987	698,414	(d)(m)(n)

Total Hotels, Restaurants & Leisure				7,449,022

Specialty Retail - 1.6%
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.256-6.265%	7/1/22	965,592	723,953	(d)(m)(n)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	5.029-5.052%	11/8/23	1,106,255	1,069,380	(d)(m)(n)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. LIBOR + 2.500%)	4.787-4.797%	1/30/23	1,028,763	1,023,362	(d)(m)(n)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. LIBOR + 2.750%)	5.060%	8/19/22	740,848	744,553	(d)(m)(n)
Petco Animal Supplies Inc., Term Loan (3 mo. LIBOR +3.25%)	5.777%	1/26/23	742,864	578,815	(d)(m)(n)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.280%	3/11/22	2,735,950	2,327,267	(d)(m)(n)

Total Specialty Retail				6,467,330

TOTAL CONSUMER DISCRETIONARY				15,964,248

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.311%	6/22/23	248,228	$247,103	(d)(m)(n)

Food Products - 0.1%
Post Holdings Inc., Replacement Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.290%	5/24/24	422,678	422,513	(d)(m)(n)

TOTAL CONSUMER STAPLES				669,616

ENERGY - 0.2%
Electric Utilities - 0.2%
Vistra Operations Company LLC, 2016 Incremental Term Loan B2 (1 mo. LIBOR + 2.250%)	4.552%	12/14/23	1,029,521	1,031,666	(d)(m)(n)

FINANCIALS - 0.4%
Capital Markets - 0.1%
RPI Finance Trust, Initial Term Loan B6 (3 mo. LIBOR + 2.000%)	4.386%	3/27/23	326,718	327,407	(d)(m)(n)

Diversified Financial Services - 0.3%
Air Methods Corp., Initial Term Loan (3 mo. LIBOR + 3.500%)	5.886%	4/21/24	660,000	597,713	(d)(m)(n)
UFC Holdings LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.560%	8/18/23	558,600	562,490	(d)(m)(n)

Total Diversified Financial Services				1,160,203

TOTAL FINANCIALS				1,487,610

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.8%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.534%	4/28/22	1,112,573	1,082,951	(d)(m)(n)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.802%	8/18/22	632,260	631,124	(d)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR + 2.750%)	5.136%	6/7/23	572,713	572,221	(d)(m)(n)
Radnet Management Inc., First Lien Term B1 Loan	6.190-8.000%	6/30/23	561,039	563,844	(d)(m)(n)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.000%)	5.302%	12/1/24	330,304	330,097	(d)(m)(n)

Total Health Care Providers & Services				3,180,237

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. LIBOR + 2.750%)	5.052%	3/1/24	700,269	$700,318	(d)(m)(n)

Life Sciences Tools & Services - 0.4%
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.250%)	5.552%	8/30/24	792,000	793,287	(d)(m)(n)
Parexel International Corp., Initial Term Loan (1 mo. LIBOR + 2.750%)	5.052%	9/27/24	1,029,600	1,017,373	(d)(m)(n)

Total Life Sciences Tools & Services				1,810,660

Pharmaceuticals - 0.1%
Catalent Pharma Solutions Inc., Dollar Term Loan B (1 mo. LIBOR + 2.250%)	4.552%	5/20/24	497,964	500,721	(d)(m)(n)

TOTAL HEALTH CARE				6,191,936

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.280%	1/15/25	1,621,555	1,619,190	(d)(m)(n)

Airlines - 0.2%
American Airlines Inc., 2017 Replacement Class B Term Loan (1 mo. LIBOR + 2.000%)	4.280%	12/14/23	617,760	614,430	(d)(m)(n)

Building Products - 0.5%
Pisces Midco Inc., Initial Term Loan (3 mo. LIBOR + 3.750%)	6.175%	4/12/25	1,107,225	1,104,687	(d)(m)(n)
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. LIBOR + 2.750%)	5.052%	11/15/23	1,092,945	1,090,506	(d)(m)(n)

Total Building Products				2,195,193

Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.250%)	5.552%	7/23/21	771,959	704,412	(d)(m)(n)
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. LIBOR + 2.000%)	4.302%	4/9/23	123,521	123,491	(d)(m)(n)

Total Professional Services				827,903

TOTAL INDUSTRIALS				5,256,716

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.2%
First Data Corp., 2024 New Dollar Term Loan (1 mo. LIBOR + 2.000%)	4.287%	4/26/24	675,633	$674,895	(d)(m)(n)

Software - 0.6%
Almonde Inc., First Lien Dollar Term Loan (3 mo. LIBOR + 3.500%)	5.886%	6/13/24	1,037,745	1,033,205	(d)(m)(n)
Dell International LLC, Refinancing Term Loan A2 (1 mo. LIBOR + 1.750%)	4.060%	9/7/21	722,241	722,128	(d)(m)(n)
Dell International LLC, Refinancing Term Loan B (1 mo. LIBOR + 2.000%)	4.310%	9/7/23	277,200	277,143	(d)(m)(n)
MA Financeco LLC, Term Loan B3 (1 mo. LIBOR + 2.500%)	4.802%	6/21/24	49,924	49,550	(d)(m)(n)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	4.802%	6/21/24	337,151	334,727	(d)(m)(n)

Total Software				2,416,753

TOTAL INFORMATION TECHNOLOGY				3,091,648

MATERIALS - 1.5%
Chemicals - 0.2%
PQ Corp., Third Amendment Term Loan B1 (3 mo. LIBOR + 2.500%)	5.027%	2/8/25	1,012,967	1,013,389	(d)(m)(n)

Construction Materials - 0.4%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.302%	10/31/23	1,101,556	1,092,901	(d)(m)(n)
BWAY Holding Co., Initial Term Loan (3 mo. LIBOR + 3.250%)	5.658%	4/3/24	385,125	383,440	(d)(m)(n)

Total Construction Materials				1,476,341

Containers & Packaging - 0.8%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.277%	10/1/22	1,004,098	1,004,882	(d)(m)(n)
Flex Acquisition Co. Inc., Initial Lien Term Loan (1 mo. LIBOR + 3.000%)	5.256%	12/29/23	1,025,746	1,025,563	(d)(m)(n)
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. LIBOR + 2.750%)	5.052%	2/5/23	1,051,210	1,053,427	(d)(m)(n)

Total Containers & Packaging				3,083,872

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.1%
Murray Energy Corp., Super Priority Term Loan B2 (3 mo. LIBOR + 7.250%)	9.777%	10/17/22	364,176	$332,008	(d)(m)(n)

TOTAL MATERIALS				5,905,610

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing Inc., Term Loan B (1 mo. LIBOR + 3.000%)	5.302%	10/24/22	558,625	529,297	(d)(m)(n)
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.302%	3/21/25	773,750	772,299	(d)(m)(n)

Total Equity Real Estate Investment Trusts (REITs)				1,301,596

Real Estate Management & Development - 0.3%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. LIBOR + 2.250%)	4.552%	4/18/24	233,816	233,633	(d)(m)(n)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.530%	2/7/25	1,104,436	1,102,586	(d)(m)(n)

Total Real Estate Management & Development				1,336,219

TOTAL REAL ESTATE				2,637,815

TOTAL SENIOR LOANS (Cost - $50,635,513)				49,704,337

ASSET-BACKED SECURITIES - 8.3%
American Money Management Corp., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.259%	4/17/29	800,000	799,654	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC6 M2 (1 mo. USD LIBOR + 1.800%)	4.081%	8/25/32	159,577	146,811	(d)
Ares XL CLO Ltd., 2016-40A D (3 mo. USD LIBOR + 6.600%)	9.036%	10/15/27	500,000	501,851	(a)(d)
Ares XLIV CLO Ltd., 2017-44A, D (3 mo. USD LIBOR + 6.550%)	8.986%	10/15/29	1,100,000	1,110,523	(a)(d)
Asset Backed Securities Corp. Home Equity Loan Trust, 2003-HE2 M2 (1 mo. USD LIBOR + 2.850%)	5.130%	4/15/33	5,068	5,149	(d)
Asset Backed Securities Corp. Home Equity Loan Trust, 2005-HE6 M4 (1 mo. USD LIBOR + 0.960%)	3.241%	7/25/35	1,450,000	1,451,656	(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	5.532%	8/5/27	300,000	299,355	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Avery Point VI CLO Ltd., 2015-6A, E1 (3 mo. USD LIBOR + 5.500%)	8.082%	8/5/27	500,000	$500,399	(a)(d)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	9.895%	7/18/29	500,000	473,848	(a)(d)
Carlyle US CLO Ltd., 2017-2A, C (3 mo. USD LIBOR + 3.700%)	6.169%	7/20/31	1,000,000	1,008,141	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.469%	4/20/29	1,100,000	1,104,529	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.586%	10/15/26	670,000	669,979	(a)(d)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	4.156%	6/25/34	393,453	370,940	(d)
CVP CLO Ltd., 2017-2A, D (3 mo. USD LIBOR + 2.650%)	5.119%	1/20/31	700,000	681,678	(a)(d)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	4.056%	10/25/33	892,405	901,441	(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.386%	4/15/31	1,070,000	1,019,437	(a)(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	8,509,509	1,068,241	(a)
Hertz Vehicle Financing II LP, 2015-1A, C	4.350%	3/25/21	750,000	745,247	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	432,215	(a)
Kabbage Asset Securitization LLC, 2017-1 B	5.794%	3/15/22	1,000,000	1,014,662	(a)
Midocean Credit CLO VII, 2017-7A, D (3 mo. USD LIBOR + 3.880%)	6.316%	7/15/29	500,000	503,399	(a)(d)
Mosaic Solar Loan Trust, 2018-2GS, A	4.200%	2/22/44	659,330	657,427	(a)
Oaktree CLO Ltd., 2015-1A, DR (3 mo. USD LIBOR + 5.200%)	7.669%	10/20/27	750,000	749,107	(a)(d)
Ocean Trails CLO VI, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.186%	7/15/28	500,000	506,700	(a)(d)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	1,059,549	1,003,472
Option One Mortgage Loan Trust, 2007-FXD1, 1A1	5.866%	1/25/37	1,098,267	1,037,649

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.391%	10/15/37	840,525	$792,078	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.930%	4/15/37	770,670	762,307	(d)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	1,333,230	983,566
Prosper Marketplace Issuance Trust Series, 2017-3A A	2.360%	11/15/23	326,748	326,448	(a)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.406%	8/25/33	88,701	85,033	(d)
SACO I Trust, 2006-4, A1 (1 mo. USD LIBOR + 0.340%)	2.621%	3/25/36	54,525	53,442	(d)
Saranac CLO III Ltd., 2014-3A, DR (3 mo. USD LIBOR + 3.250%)	5.616%	6/22/30	605,000	606,301	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,396,753	(a)
Sofi Consumer Loan Program LLC, 2017-1, A	3.280%	1/26/26	367,200	367,539	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.501%	2/25/36	3,190,917	170,321	(a)(d)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	8.569%	4/20/29	900,000	906,802	(a)(d)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	5.115%	10/20/28	500,000	500,000	(a)(d)(e)(l)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.965%	10/20/28	250,000	250,000	(a)(d)(e)(l)
Venture XVII CLO Ltd., 2014-17A, ERR (3 mo. USD LIBOR + 5.740%)	8.176%	4/15/27	900,000	898,862	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.456%	6/7/30	475,000	478,020	(a)(d)
WaMu Asset-Backed Certificates WaMu Series Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	2.451%	7/25/47	6,560,448	5,230,848	(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.076%	10/15/31	790,000	790,000	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $35,703,124)				33,361,830

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	380,000	$354,895
Twitter Inc., Senior Notes	0.250%	6/15/24	280,000	263,237	(a)

Total Interactive Media & Services				618,132

Media - 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	680,000	573,089
DISH Network Corp., Senior Notes	3.375%	8/15/26	360,000	321,642
GCI Liberty Inc., Senior Notes	1.750%	9/30/46	190,000	205,417	(a)
Liberty Interactive LLC, Senior Notes	1.750%	9/30/46	330,000	369,675	(a)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	1,090,000	1,068,343	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	870,000	931,466	(a)

Total Media				3,469,632

TOTAL COMMUNICATION SERVICES				4,087,764

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	260,000	200,230
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	480,000	452,461

TOTAL ENERGY				652,691

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	590,000	589,688

INDUSTRIALS - 0.1%
Professional Services - 0.1%
FTI Consulting Inc., Senior Notes	2.000%	8/15/23	530,000	504,825	(a)

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	110,000	98,091
Palo Alto Networks Inc., Senior Notes	0.750%	7/1/23	200,000	195,294	(a)

Total Communications Equipment				293,385

Semiconductors & Semiconductor Equipment - 0.0%
Cree Inc., Senior Notes	0.875%	9/1/23	180,000	168,634	(a)

Software - 0.1%
Splunk Inc., Senior Notes	0.500%	9/15/23	220,000	211,653	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., Senior Notes		1.500%	2/1/24	110,000	$92,994	(a)

TOTAL INFORMATION TECHNOLOGY					766,666

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,763,141)					6,601,634

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.6%
Exchange-Traded Purchased Options - 0.1%
E-mini S&P 500 Index Futures, Put @ $2,400.00		12/21/18	42	5,694,654	26,775
E-mini S&P 500 Index Futures, Put @ $2,450.00		12/21/18	48	6,508,176	40,800
E-mini S&P 500 Index Futures, Put @ $2,500.00		12/21/18	54	7,321,698	59,940
E-mini S&P 500 Index Futures, Put @ $2,500.00		11/16/18	206	27,930,922	71,070
E-mini S&P 500 Index Futures, Put @ $2,550.00		11/16/18	60	8,135,220	33,000
E-mini S&P 500 Index Futures, Put @ $2,600.00		11/16/18	121	16,406,027	105,270
U.S. Treasury 10-Year Notes Futures, Call @ $120.00		11/23/18	154	15,400,000	12,031
U.S. Treasury 10-Year Notes Futures, Put @ $119.00		11/23/18	38	3,800,000	31,469
U.S. Treasury 10-Year Notes Futures, Put @ $118.00		11/23/18	76	7,600,000	22,563

Total Exchange-Traded Purchased Options					402,918

	COUNTERPARTY
OTC Purchased Options - 0.5%
Interest rate swaption with Bank of America N.A., Put @ 3.15%	Bank of America N.A.	2/2/23	33,340,000	33,340,000	1,830,116
U.S. Dollar/Australian Dollar, Put @ $0.74	Barclays Bank PLC	11/21/18	4,012,000	4,012,000	586
U.S. Dollar/British Pound, Put @ $1.32	Citibank N.A.	1/28/19	3,300,000	3,300,000	28,120

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC Purchased Options - (continued)
U.S. Dollar/Colombian Peso, Put @ 2,927.00COP	Goldman Sachs Group, Inc.	11/26/18	2,093,000	2,093,000		$74
U.S. Dollar/Colombian Peso, Put @ 2,947.04COP	Citibank N.A.	11/21/18	2,050,000	2,050,000		66
U.S. Dollar/Euro, Call @ $1.15	JPMorgan Chase & Co.	1/11/19	4,470,000	4,470,000		74,512
U.S. Dollar/Indonesian Rupiah, Put @ 14,740.00IDR	Goldman Sachs Group, Inc.	11/26/18	2,187,000	2,187,000		554
U.S. Dollar/Indonesian Rupiah, Put @ 14,745.00IDR	Bank of America N.A.	11/21/18	2,015,000	2,015,000		362
U.S. Dollar/Japanese Yen, Put @ 110.64JPY	Citibank N.A.	11/14/18	6,730,000	6,730,000		6,789
U.S. Dollar/Mexican Peso, Put @ 20.00MXN	Citibank N.A.	1/31/19	4,060,000	4,060,000		65,610

Total OTC Purchased Options						2,006,789

TOTAL PURCHASED OPTIONS (Cost - $2,616,978)						2,409,707

				SHARES
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.				43,937		600,033	*(e)(j)
Blue Ridge Mountain Resources Inc.				114,150		553,627	*
MWO Holdings LLC				488		0	*(e)(f)(g)

TOTAL COMMON STOCKS (Cost - $1,549,841)						1,153,660

		RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $495,180)		4.000%	3/6/20	9,790,000	ARS	330,777

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

SECURITY		RATE	SHARES		VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc. (Cost - $203,750)		6.875%	8,150		$204,687

		MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	8/1/30	2,605		2,645
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/31	296		326

Total FHLMC					2,971

FNMA - 0.0%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 4/1/31	7,413		8,080

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $10,360)					11,051

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $405,175,294)					388,821,715

SHORT-TERM INVESTMENTS - 0.8%
SOVEREIGN BONDS - 0.8%
Egypt Treasury Bills	(3.356)%	11/13/18	13,700,000	EGP	765,439	(o)
Egypt Treasury Bills	18.265%	2/5/19	21,525,000	EGP	1,148,796	(o)
Egypt Treasury Bills	19.016%	6/4/19	26,475,000	EGP	1,332,769	(o)

TOTAL SOVEREIGN BONDS (Cost - $3,265,143)					3,247,004

			SHARES
MONEY MARKET FUNDS - 0.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,037)		2.160%	1,037		1,037	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,266,180)					3,248,041
TOTAL INVESTMENTS - 97.9% (Cost - $408,441,474)					392,069,756
Other Assets in Excess of Liabilities - 2.1%					8,403,996

TOTAL NET ASSETS - 100.0%					$400,473,752

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of October 31, 2018.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Restricted security (Note 3).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Interest rates disclosed represent the effective rates on senior loans.

(o)	Rate shown represents yield-to-maturity.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At October 31, 2018, the total market value of investments in Affiliated Companies was $1,037 and the cost was $1,037 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
E-mini S&P 500 Index Futures, Put		11/16/18	$2,400.00		121	$16,406,027	$17,847
E-mini S&P 500 Index Futures, Put		11/16/18	2,350.00		64	8,677,568	6,400
E-mini S&P 500 Index Futures, Put		12/21/18	2,350.00		54	7,321,698	26,460
E-mini S&P 500 Index Futures, Put		12/21/18	2,300.00		48	6,508,176	18,600
U.S. Treasury 10-Year Notes Futures, Call		11/23/18	122.00		31	3,100,000	484
U.S. Treasury 10-Year Notes Futures, Call		11/23/18	122.50		31	3,100,000	0
U.S. Treasury 10-Year Notes Futures, Put		11/23/18	116.50		76	7,600,000	3,563

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $164,276)							$73,354

OTC WRITTEN OPTIONS
COUNTERPARTY
U.S. Dollar/Mexican Peso, Call (Premiums received - $70,522)	Citibank, N.A.	1/31/19	21.50	MXN	4,060,000	$4,060,000	$70,522

TOTAL WRITTEN OPTIONS (Premiums received - $234,798)							$143,876

Abbreviation used in this schedule:

MXN	— Mexican Peso

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

At October 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	360	12/19	$87,536,023	$87,115,500	$(420,523)
90-Day EuroDollar	425	6/20	103,451,078	102,839,375	(611,703)
Euro-BTP	18	12/18	2,495,139	2,479,960	(15,179)
U.S. Treasury 2-Year Notes	7	12/18	1,480,609	1,474,594	(6,015)
U.S. Treasury 10-Year Notes	726	12/18	87,251,423	85,985,625	(1,265,798)
U.S. Treasury Ultra 10-Year Notes	10	12/18	1,281,245	1,251,094	(30,151)
U.S. Treasury Ultra Long-Term Bonds	81	12/18	12,971,968	12,086,719	(885,249)

					(3,234,618)

Contracts to Sell:
90-Day EuroDollar	244	12/18	59,547,286	59,322,500	224,786
Euro-Bund	320	12/18	58,018,451	58,085,916	(67,465)
Euro-Buxl	3	12/18	604,355	601,097	3,258
U.S. Treasury 5-Year Notes	490	12/18	55,555,251	55,067,577	487,674
U.S. Treasury Long-Term Bonds	39	12/18	5,562,610	5,386,875	175,735

					823,988

Net unrealized depreciation on open futures contracts					$(2,410,630)

At October 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	959,343	ARS	39,429,000	Barclays Bank PLC	11/15/18	$(117,952)
USD	759,842	ARS	28,760,000	Citibank, N.A.	11/15/18	(25,951)
PHP	40,792,554	USD	753,882	Deutsche Bank AG	11/15/18	7,830
PHP	41,204,600	USD	762,907	Deutsche Bank AG	11/15/18	6,499
PHP	41,204,600	USD	764,039	Deutsche Bank AG	11/15/18	5,367
PHP	82,821,246	USD	1,537,999	Deutsche Bank AG	11/15/18	8,506
USD	756,009	PHP	40,008,000	Deutsche Bank AG	11/15/18	8,947
USD	903,104	PHP	48,000,000	Deutsche Bank AG	11/15/18	6,809
USD	2,231,118	PHP	118,015,000	Deutsche Bank AG	11/15/18	27,447
USD	1,883,224	JPY	210,439,000	Citibank, N.A.	11/16/18	16,070
ARS	30,840,000	USD	928,594	JPMorgan Chase & Co.	11/20/18	(91,309)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,326,330	ARS	55,109,000	JPMorgan Chase & Co.	11/20/18	$(169,842)
USD	699,749	COP	2,106,245,000	Goldman Sachs Bank USA	11/28/18	46,411
USD	724,835	IDR	10,883,390,000	Goldman Sachs Bank USA	11/28/18	11,495
EUR	1,117,500	USD	1,303,452	JPMorgan Chase & Co.	1/15/19	(28,591)
COP	571,000,000	USD	184,194	Barclays Bank PLC	1/18/19	(7,379)
COP	1,353,643,500	USD	436,645	Barclays Bank PLC	1/18/19	(17,479)
IDR	46,930,779,678	USD	3,081,874	Barclays Bank PLC	1/18/19	(28,271)
INR	220,259,653	USD	2,955,196	Barclays Bank PLC	1/18/19	(4,192)
PLN	7,111,311	USD	1,914,164	Barclays Bank PLC	1/18/19	(56,449)
TWD	944,800	USD	30,643	Barclays Bank PLC	1/18/19	94
USD	487,870	BRL	1,830,000	Barclays Bank PLC	1/18/19	(556)
USD	1,361,333	BRL	5,155,450	Barclays Bank PLC	1/18/19	(14,653)
USD	347,515	EUR	300,000	Barclays Bank PLC	1/18/19	5,176
USD	1,840,079	PHP	101,013,000	Barclays Bank PLC	1/18/19	(37,626)
USD	224,005	SEK	2,000,000	Barclays Bank PLC	1/18/19	3,719
CZK	43,554,769	USD	1,965,974	Citibank, N.A.	1/18/19	(48,917)
IDR	10,685,300,000	USD	688,619	Citibank, N.A.	1/18/19	6,632
JPY	74,140,000	USD	662,609	Citibank, N.A.	1/18/19	(832)
JPY	533,481,987	USD	4,795,594	Citibank, N.A.	1/18/19	(33,707)
MXN	15,805,550	USD	769,226	Citibank, N.A.	1/18/19	(1,264)
USD	3,024,049	CAD	3,919,621	Citibank, N.A.	1/18/19	41,699
USD	4,756,178	EUR	4,080,000	Citibank, N.A.	1/18/19	100,372
USD	10,558,843	GBP	7,953,511	Citibank, N.A.	1/18/19	349,025
USD	189,745	MXN	3,619,284	Citibank, N.A.	1/18/19	13,890
USD	2,986,619	RUB	197,188,500	Citibank, N.A.	1/18/19	20,159
USD	1,643,987	SEK	14,661,288	Citibank, N.A.	1/18/19	29,144
USD	87,604	TRY	563,910	Citibank, N.A.	1/18/19	(8,606)
USD	1,608	ZAR	24,072	Citibank, N.A.	1/18/19	(8)
MXN	35,753,200	USD	1,739,011	Goldman Sachs Bank USA	1/18/19	(1,829)
USD	1,054,085	AUD	1,484,282	Goldman Sachs Bank USA	1/18/19	1,977
USD	8,051,668	EUR	6,885,879	JPMorgan Chase & Co.	1/18/19	193,992
USD	187,865	NZD	284,891	JPMorgan Chase & Co.	1/18/19	1,788
ARS	24,269,000	USD	741,265	Citibank, N.A.	1/28/19	(137,442)
USD	2,500,000	MXN	51,558,750	Citibank, N.A.	2/5/19	2,079
USD	747,116	PHP	40,792,554	Deutsche Bank AG	2/15/19	(9,682)
USD	755,909	PHP	41,204,600	Deutsche Bank AG	2/15/19	(8,533)
USD	757,020	PHP	41,204,600	Deutsche Bank AG	2/15/19	(7,422)
USD	1,524,762	PHP	82,821,246	Deutsche Bank AG	2/15/19	(11,767)

Total						$44,868

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At October 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†		MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Deutsche Bank AG (Commonwealith of Australia 4.750%, due 4/21/27)	$4,220,000	6/20/23	0.165%	1.000	% quarterly	$(153,117)	$(149,272)	$(3,845)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
92,410,000CAD	3/5/20	2.140% semi-annually	3-month CDOR semi-annually	$837	$410,667

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	71,460,000		3/7/20	3-month LIBOR quarterly	2.505% semi-annually	—	$(451,091)
	524,680,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.351% every 28 days	$(5,768)	(848,451)
	4,174,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR-BBA semi-annually	2,026	6,945
	5,120,000	GBP	10/30/21	1.385% monthly	3-Month GBP LIBOR-BBA monthly	—	—
	605,800,000	MXN	4/6/22	28-Day MXN TIIE-Banxico every 28 days	7.330% every 28 days	(12,724)	(1,349,240)
	28,392,000		8/31/22	3-Month LIBOR-BBA quarterly	2.850% semi-annually	(55,678)	(229,362)
	28,234,000		12/19/23	3-Month LIBOR-BBA quarterly	Daily Federal Funds Effective Rate + 0.310% quarterly	—	(30,897)
	14,670,000		2/6/33	3-Month LIBOR-BBA quarterly	3.150% semi-annually	—	(293,660)
	521,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR - Reuters semi-annually	(619)	1,934

Total						$(71,926)	$(2,783,155)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America N.A.	29,728,385	BRL	1/4/21	BRL-CDI**	14.850	%**	$—	$1,493,512

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2018

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC	$21,590,000	10/26/20	CPURNSA**	2.125	%**	—	$24,849
Citibank N.A.	29,340,000	10/25/20	CPURNSA**	2.124	%**	—	34,189

Total	$50,930,000					—	$59,038

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments:
Corporate Bonds & Notes:
Energy	—	$34,376,954	$0	*	$34,376,954
Health Care	—	12,360,060	2,073,002		14,433,062
Other Corporate Bonds & Notes	—	122,431,516	—		122,431,516
Sovereign Bonds	—	64,470,163	—		64,470,163
Collateralized Mortgage Obligations	—	59,332,337	—		59,332,337
Senior Loans:
Communication Services	—	6,403,672	1,063,800		7,467,472
Other Senior Loans	—	42,236,865	—		42,236,865
Asset-Backed Securities	—	33,361,830	—		33,361,830
Convertible Bonds & Notes	—	6,601,634	—		6,601,634
Purchased Options:
Exchange-Traded Purchased Options	$402,918	—	—		402,918
OTC Purchased Options	—	2,006,789	—		2,006,789
Common Stocks:
Energy	553,627	600,033	0	*	1,153,660
Non-U.S. Treasury Inflation Protected Securities	—	330,777	—		330,777
Preferred Stocks	—	204,687	—		204,687
Mortgage-Backed Securities	—	11,051	—		11,051

Total Long-Term Investments	956,545	384,728,368	3,136,802		388,821,715

Short-Term Investments:
Sovereign Bonds	—	3,247,004	—		3,247,004
Money Market Funds	—	1,037	—		1,037

Total Short-Term Investments	—	3,248,041	—		3,248,041

Total Investments	$956,545	$387,976,409	$3,136,802		$392,069,756

Other Financial Instruments:
Futures Contracts	$891,453	—	—		$891,453
Forward Foreign Currency Contracts	—	$915,127	—		915,127
Centrally Cleared Interest Rate Swaps	—	419,546	—		419,546

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
OTC Total Return Swaps	—	$59,038	—	$59,038
OTC Interest Rate Swaps	—	1,493,512	—	1,493,512
Total Other Financial Instruments	$891,453	$2,887,223	—	$3,778,676

Total	$1,847,998	$390,863,632	$3,136,802	$395,848,432

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$73,354	—	—	$73,354
OTC Written Options	—	$70,522	—	70,522
Futures Contracts	3,302,083	—	—	3,302,083
Forward Foreign Currency Contracts	—	870,259	—	870,259
OTC Credit Default Swaps on Sovereign Issues - Buy Protection	—	153,117	—	153,117
Centrally Cleared Interest Rate Swaps	—	3,202,701	—	3,202,701

Total	$3,375,437	$4,296,599	—	$7,672,036

*	Amount represents less than $1.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended October 31, 2018. The following transactions were effected in shares of such companies for the period ended October 31, 2018.

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at July 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$12,912,429	$24,926,787	24,926,787	$37,838,179	37,838,179

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2018
Western Asset Government Cash Management Portfolio LLC	—	$26,791	—	$1,037

3. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 10/31/2018	Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Corp., Common Stock	43,937	2/17,3/17, 4/18,5/18, 9/18	$508,714	$600,033	$13.65	0.15%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,979,000	6/17	1,963,689	2,073,002	104.75	0.52
			$2,472,403	$2,673,035		0.67%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 20, 2018